STATEMENT OF CASH FLOWS (Unaudited)	2 Months Ended
Apr. 30, 2026 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (906)
Adjustments to reconcile net loss to net change in cash from operating activities:
Net Cash Used in Operating Activities	(906)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock	133,414
Net Cash Provided by Financing Activities	133,414
NET CHANGE IN CASH	132,508
Cash, beginning of period
Cash, end of period	132,508
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for income tax